INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2024	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock — 56.2%
COMMUNICATION SERVICES — 3.1%
82,708	Adevinta, Class B(a)	867,593
11,700	Endeavor Group Holdings, Class A(b)	301,041

		1,168,634

CONSUMER DISCRETIONARY — 2.6%
17,031	Carrols Restaurant Group(b)	161,965
4,740	Gildan Activewear, Class A	175,996
17,350	VF Corp.(b)	266,149
20,871	Wendy’s(b)	393,210

		997,320

CONSUMER STAPLES — 2.2%
176,650	Whole Earth Brands(a)(b)	853,220

ENERGY — 12.7%
32,186	CSI Compressco	74,993
32,296	Enerplus(b)	634,939
18,563	Equitrans Midstream	231,852
8,703	Euronav(b)	155,436
8,000	Green Plains, Inc.(a)(b)	184,960
7,078	Hess(b)	1,080,386
3,880	Hess Midstream L.P., Class A(b)	140,185
23,860	NuStar Energy(b)	555,222
4,705	Pioneer Natural Resources(b)	1,235,063
38,839	Talos Energy, Inc.(a)	541,027

		4,834,063

FINANCIALS — 4.2%
10,067	American Equity Investment Life Holding(a)(b)	565,967
2,086	National Western Life Group, Class A(b)	1,026,228

		1,592,195

HEALTHCARE — 0.9%
Healthcare Technology — 0.5%
428,568	AMINO, Inc. (a)(c)(d)(e)	201,427

Life Sciences Tools & Services — 0.4%
1,000	Illumina (a)(b)	137,320

		338,747

INDUSTRIALS — 17.4%
5,570	AECOM(b)	546,305
2,282	Clean Harbors, Inc.(a)(b)	459,389
72,949	Daseke(a)(b)	605,477
38,532	Eagle Bulk Shipping(b)	2,407,094
9,066	Masonite International Corp.(a)(b)	1,191,726
6,351	Montrose Environmental Group, Inc.(a)(b)	248,769
59,259	Smart Metering Systems	712,656
2,317	Tetra Tech, Inc.(b)	427,973
1,370	WillScot Mobile Mini Holdings, Class A(a)(b)	63,705

		6,663,094

INFORMATION TECHNOLOGY — 4.6%
46,600	E2open Parent Holdings(a)(b)	206,904
36,586	Everbridge(a)(b)	1,274,290
12,500	Instructure Holdings(a)(b)	267,250

		1,748,444

MATERIALS — 1.2%
7,608	Haynes International(b)	457,393

REAL ESTATE — 5.4%
183,420	Tricon Residential(b)	2,045,133

UTILITIES — 1.9%
18,180	Atlantica Sustainable Infrastructure PLC(b)	335,966

Shares		Value ($)
Common Stock (continued)
UTILITIES (continued)
9,742	PNM Resources(b)	366,689

		702,655

	Total Common Stock (Cost $23,189,178)	21,400,898

Corporate Obligations — 30.2%
COMMUNICATION SERVICES — 0.6%
	Alphabet
400,000	2.25%, 08/15/60	229,819

CONSUMER DISCRETIONARY — 10.8%
	Amazon.com
400,000	2.70%, 06/03/60	248,682
	Carrols Restaurant Group
750,000	5.88%, 07/01/29 (f)	760,013
	Macy’s Retail Holdings
750,000	5.13%, 01/15/42	651,990
	Michael Kors USA
1,285,000	4.25%, 11/01/24 (f)	1,269,274
	Vista Outdoor
1,174,000	4.50%, 03/15/29 (f)	1,176,038

		4,105,997

ENERGY — 8.1%
	Callon Petroleum
1,000,000	6.38%, 07/01/26	1,010,630
1,160,000	7.50%, 06/15/30 (f)	1,230,302
	EQM Midstream Partners L.P.
500,000	4.75%, 01/15/31 (f)	465,317
	Hess Midstream Operations L.P.
400,000	4.25%, 02/15/30 (f)	367,858

		3,074,107

FINANCIALS — 2.6%
	NFP
550,000	4.88%, 08/15/28 (f)	551,808
450,000	6.88%, 08/15/28 (f)	455,947

		1,007,755

INDUSTRIALS — 5.7%
	Masonite International
613,000	5.38%, 02/01/28 (f)	614,232
	PGT Innovations
1,505,000	4.38%, 10/01/29 (f)(g)	1,537,929

		2,152,161

INFORMATION TECHNOLOGY — 1.4%
	Alteryx
500,000	8.75%, 03/15/28 (f)	517,296

MATERIALS — 1.0%
	NMG Holding
400,000	7.13%, 04/01/26 (f)	392,409

	Total Corporate Obligations (Cost $11,473,481)	11,479,544

Convertible Bonds — 13.8%

Principal Amount ($)
HEALTH CARE — 2.5%
	Cerevel Therapeutics Holdings
856,000	2.50%, 08/15/27 (f)	957,346

INFORMATION TECHNOLOGY — 10.4%
	Alteryx
2,450,000	1.00%, 08/01/26	2,430,645
	Splunk
1,539,000	1.13%, 06/15/27	1,542,539

		3,973,184

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2024	NexPoint Event Driven Fund

Principal Amount ($)		Value ($)
Convertible Bonds (continued)
UTILITIES — 0.9%
	Sunnova Energy International, Inc.
650,000	0.25%, 12/01/26	335,400

	Total Convertible Bonds (Cost $5,225,841)	5,265,930

U.S. Senior Loans (h) — 4.2%
HEALTHCARE — 2.7%
	Carestream Health Inc., Term Loan, 1st Lien, 12.909%,
1,181,643	09/30/27	1,020,644

INDUSTRIALS — 1.5%
	Daseke Inc., Cov-Lite Term Loan, 1st Lien, 11.500%,
581,250	03/03/28	582,340

	Total U.S. Senior Loans (Cost $1,674,764)	1,602,984

Preferred Stock — 2.7%

Shares
REAL ESTATE — 1.1%
17,728	Seritage Growth Properties 7.00%(b)(i)	423,168

UTILITIES — 1.6%
24,006	Brookfield Renewable Partners L.P. 6.05%(i)(j)	353,371
7,000	NextEra Energy, Inc. 6.93%, 09/01/2025(a)(b)	272,510

		$625,881

	Total Preferred Stock (Cost $1,156,068)	1,049,049

Contracts
Purchased Put Options(a) — 0.3%
158	Total Purchased Put Options (Cost $75,875)	109,940

Contracts
Purchased Call Options(a) — 0.2%
383	Total Purchased Call Options (Cost $82,730)	71,238

Rights — 0.1%

Units
HEALTHCARE — 0.1%
Healthcare Equipment & Supplies — 0.0%
3,352	Abiomed, Inc.	3,419
7,303	Novartis	2,848

		6,267
Pharmaceuticals — 0.1%
225,000	Paratek Pharmaceuticals	18,000

	Total Rights (Cost $–)	24,267

Principal Amount ($)		Value ($)
Repurchase Agreements(k)(l) — 0.9%
249,000	Daiwa Capital Markets dated 03/28/2024 to be repurchased on 04/01/2024, repurchase price $249,037 (collateralized by U.S. Government obligations, ranging in par value $20 - $36,889, 0.380% - 7.000%, 05/01/2024 – 04/01/2054; with total market value $253,980)	249,000
88,931	RBC Dominion Securities dated 03/28/2024 to be repurchased on 04/01/2024, repurchase price $88,944 (collateralized by U.S. Government obligations, ranging in par value $17,823 - $90,710, 0.000% - 8.000%, 04/04/2024 – 03/01/2054; with total market value $90,710)	88,931

	Total Repurchase Agreements (Cost $337,931)	337,931

Cash Equivalents — 2.8%

Shares
MONEY MARKET FUND(m) — 2.8%
1,049,366	Dreyfus Treasury Obligations Cash Management, Institutional Class 5.200%	1,049,366

	Total Cash Equivalents (Cost $1,049,366)	1,049,366

Total Investments—111.4% (Cost $44,265,234)		42,391,147

Shares		Value ($)
Securities Sold Short— (32.7)%
Exchange-Traded Funds — (5.0)%
(12,390)	Alerian MLP ETF	(588,029)
(6,224)	iShares Russell 2000 ETF	(1,308,907)

	Total Exchange-Traded Funds (Proceeds $1,780,848)	(1,896,936)

Common Stock — (27.7)%
CONSUMER DISCRETIONARY — (3.5)%
(38,300)	Macy’s	(765,617)
(51,090)	Vizio Holding, Class A (n)	(558,925)

		(1,324,542)

ENERGY — (9.7)%
(7,258)	Chevron	(1,144,877)
(3,272)	Chord Energy	(583,201)
(6,509)	Equities	(241,289)
(10,930)	Exxon Mobil	(1,270,503)
(2,768)	Kodiak Gas Services	(75,677)
(27,500)	Talos Energy, Inc. (n)	(383,075)

		(3,698,622)

FINANCIALS — (0.5)%
(4,527)	Brookfield Asset Management, Class A	(190,225)

HEALTH CARE — (3.0)%
(11,235)	Cerevel Therapeutics Holdings (n)	(474,903)
(9,370)	MorphoSys (n)	(680,034)

		(1,154,937)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2024	NexPoint Event Driven Fund

Shares		Value ($)
HEALTHCARE — (1.5)%
Healthcare Equipment & Supplies — (1.5)%
(8,260)	Axonics (n)	(569,692)

INDUSTRIALS — (7.9)%
(1,214)	McGrath RentCorp	(149,771)
(8,330)	SP Plus (n)	(434,993)
(100,762)	Star Bulk Carriers	(2,405,189)

		(2,989,953)

INFORMATION TECHNOLOGY — (1.6)%
(1,100)	Apple, Inc.	(188,628)
(87,000)	Transphorm (n)	(427,170)

		(615,798)

	Total Common Stock (Proceeds $10,169,016)	(10,543,769)

	Total Securities Sold Short - (32.7)% (Proceeds $11,949,864)	(12,440,705)

Other Assets & Liabilities, Net - 21.3%(o)		8,096,668

Net Assets - 100.0%		38,047,110

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $19,628,729.
(c)

Securities with a total aggregate value of $201,427, or 0.5% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $201,427, or 0.5% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2024. Please see Notes to Investment Portfolio.

(e)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Common Stock	11/18/2016	$2,464,266	$201,427	0.5%
(f)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2024, these securities amounted to $10,295,769 or 27.1% of net assets.

(g)

Securities (or a portion of securities) on loan. As of March 31, 2024, the fair value of securities loaned was $329,786. The loaned securities were secured with cash and/or securities collateral of $337,931. Collateral is calculated based on prior day’s prices.

(h)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of March 31, 2024, the SOFR 1 Month and SOFR 3 Month rates were 5.44% and 5.56%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(i)	Perpetual security with no stated maturity date.
(j)

Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2024. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(k)	Tri-Party Repurchase Agreement.
(l)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2024 was $337,931.
(m)	Rate reported is 7 day effective yield.
(n)	No dividend payable on security sold short.
(o)	As of March 31, 2024, $12,055,672 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2024	NexPoint Event Driven Fund

Forward foreign currency contracts outstanding as of March 31, 2024, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	04/09/24	GBP	565,923	USD	719,768	$4,873
Goldman Sachs	04/19/24	NOK	1,978,920	USD	186,081	3,566
Goldman Sachs	04/19/24	NOK	7,303,250	USD	671,185	(2,392)

						$6,047

Purchased options contracts outstanding as of March 31, 2024 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Alpha Metallurgical Resources, Inc	$330.00	Pershing	June 2024	14	$463,638	$38,284	$42,980
United States Steel Corporation	40.00	Pershing	January 2025	144	587,232	37,591	66,960

						$75,875	$109,940

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Macy’s, Inc.	$20.00	Pershing	June 2024	383	$765,617	$82,730	$71,238

Written options contracts outstanding as of September 30, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Alpha Metallurgical Resources, Inc	$250.00	Pershing	June 2024	(14)	$(463,638)	$(10,212)	$(8,190)
Macy’s, Inc.	16.00	Pershing	June 2024	(383)	$(765,617)	(37,921)	(21,065)
United States Steel Corporation	47.00	Pershing	January 2025	(144)	$(587,232)	(56,009)	(127,440)

						$(104,142)	$(156,695)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
United States Steel Corporation	$47.00	Pershing	January 2025	(144)	$(587,232)	$(82,937)	$(41,256)

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2024	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock — 45.2%
COMMUNICATION SERVICES — 3.0%
2,125,977	Adevinta, Class B(a)	22,301,143
88,561	GCI Liberty, Inc., Class A(a)	—

		22,301,143

CONSUMER DISCRETIONARY — 4.8%
464,883	Carrols Restaurant Group	4,421,037
498,850	MDC Holdings, Inc.	31,382,654

		35,803,691

CONSUMER STAPLES — 0.6%
851,420	Whole Earth Brands(a)(b)	4,112,359

ENERGY — 10.4%
594,513	Enerplus	11,688,125
380,208	Equitrans Midstream	4,748,798
242,981	Euronav	4,339,641
160,969	Hess(c)	24,570,308
92,810	Pioneer Natural Resources(c)	24,362,625
563,163	Talos Energy, Inc.(a)	7,844,861

		77,554,358

FINANCIALS — 6.2%
264,096	American Equity Investment Life Holding(a)(c)	14,847,477
63,191	National Western Life Group, Class A(c)	31,087,444

		45,934,921

HEALTHCARE — 0.0%
306,121	AMINO, Inc.(a)(d)(e)(f)	143,877

INDUSTRIALS — 10.2%
3,140,412	Daseke(a)	26,065,420
11,105	Graphjet Technology(a)	78,512
111,975	HireRight Holdings(a)	1,597,883
189,718	Masonite International Corp.(a)	24,938,431
1,780,907	Smart Metering Systems	21,417,408
34,886	WillScot Mobile Mini Holdings, Class A(a)(c)	1,622,199

		75,719,853

INFORMATION TECHNOLOGY — 3.0%
630,105	Everbridge(a)	21,946,557

MATERIALS — 1.3%
158,822	Haynes International	9,548,379

REAL ESTATE — 5.7%
3,828,920	Tricon Residential(c)	42,692,458

	Total Common Stock (Cost $327,826,775)	335,757,596

Principal Amount ($)
Corporate Obligations — 18.1%
CONSUMER DISCRETIONARY — 6.4%
	Michael Kors USA
31,473,000	4.25%, 11/01/24 (g)	31,087,837
	Vista Outdoor
16,180,000	4.50%, 03/15/29 (g)	16,208,088

		47,295,925

ENERGY — 5.0%
	Callon Petroleum
18,000,000	6.38%, 07/01/26	18,191,340
17,770,000	7.50%, 06/15/30 (g)	18,846,951

		37,038,291

FINANCIALS — 2.6%
	NFP
9,200,000	4.88%, 08/15/28 (g)	9,230,231
10,012,000	6.88%, 08/15/28 (g)	10,144,319

		19,374,550

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
INDUSTRIALS — 4.1%
	Masonite International
4,458,000	5.38%, 02/01/28 (g)	4,466,956
	PGT Innovations
25,580,000	4.38%, 10/01/29 (g)	26,139,690

		30,606,646

	Total Corporate Obligations (Cost $134,228,348)	134,315,412

Convertible Bonds — 17.2%
HEALTH CARE — 2.5%
	Cerevel Therapeutics Holdings
16,880,000	2.50%, 08/15/27 (g)	18,878,501

INDUSTRIALS — 0.3%
	Kaman
2,170,000	3.25%, 05/01/24	2,172,890

INFORMATION TECHNOLOGY — 14.4%
	Alteryx
64,720,000	1.00%, 08/01/26	64,208,712
	Splunk
42,474,000	1.13%, 06/15/27	42,571,690

		106,780,402

	Total Convertible Bonds (Cost $125,800,006)	127,831,793

Asset-Backed Securities — 12.9%
	Ares LXVII CLO, Series 2022-67A, Class A2
5,000,000	TSFR3M + 2.650%, 7.97%, 1/25/2036 (g)(h)	5,025,000
	Black Diamond CLO, Series 2022-1A, Class A1A
5,000,000	TSFR3M + 2.500%, 7.82%, 10/25/2035 (g)(h)	5,012,500
	Bridge Street CLO III, Series 2022-1A, Class A1
9,000,000	TSFR3M + 2.300%, 7.62%, 10/20/2034 (g)(h)	9,030,375
	Bridge Street CLO III, Series 2022-1A, Class A2
3,500,000	TSFR3M + 2.950%, 8.27%, 10/20/2034 (g)(h)	3,507,875
	Capital Four US CLO III, Series 2023-2A, Class A2
6,000,000	TSFR3M + 3.000%, 8.32%, 1/21/2035 (g)(h)	6,030,000
	Carlyle US CLO, Series 2022-4A, Class A2
6,500,000	TSFR3M + 2.250%, 7.57%, 7/25/2034 (g)(h)	6,514,625
	Danby Park CLO, Series 2022-1A, Class A2
5,000,000	TSFR3M + 2.750%, 8.07%, 10/21/2035 (g)(h)	5,025,000
	Empower CLO, Series 2022-1A, Class A2
8,000,000	TSFR3M + 2.500%, 7.82%, 10/20/2034 (g)(h)	8,018,000
	Halseypoint CLO VI, Series 2022-6A, Class A2
6,000,000	TSFR3M + 2.650%, 7.97%, 10/20/2034 (g)(h)	6,022,500

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2024	NexPoint Merger Arbitrage Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
	Newark BSL CLO 1, Series 2020-1A, Class A1R
3,105,951	TSFR3M + 1.362%, 6.68%, 12/21/2029 (g)(h)	3,108,436
	OFSI BSL XII, Series 2023-12A, Class A1
10,000,000	TSFR3M + 2.400%, 7.72%, 1/20/2035 (g)(h)	10,022,500
	Park Blue CLO II, Series 2023-2A, Class A2
6,000,000	TSFR3M + 2.900%, 8.22%, 1/20/2035 (g)(h)	6,036,000
	Saratoga Investment Senior Loan Fund, Series 2022-1A, Class A2
5,000,000	TSFR3M + 2.600%, 7.92%, 10/20/2033 (g)(h)	5,011,250
	Tikehau US CLO II, Series 2022-1A, Class AJ
5,000,000	TSFR3M + 2.600%, 7.92%, 7/20/2033 (g)(h)	5,018,750
	Venture XXVII CLO, Series 2017-27RA, Class A
12,019,420	US0003M + 1.300%, 6.88%, 7/21/2030 (g)(h)	12,022,425

	Total Asset-Backed Securities (Cost $94,858,161)	95,405,236

Shares
Exchange-Traded Fund — 0.6%
300,000	Bondbloxx USD High Yield Sector Rotation	4,506,000

	Total Exchange-Traded Fund (Cost $4,422,000)	4,506,000

Special Purpose Acquisition Companies — 0.6%
10,000	Blockchain Coinvestors Acquisition I, Class A(a)	110,900
60,927	Everest Consolidator Acquisition(a)	680,554
294,324	Integrated Rail and Resources Acquisition, Class A(a)	3,222,848

		4,014,302

	Total Special Purpose Acquisition Companies (Cost $3,647,863)	4,014,302

Principal Amount ($)
U.S. Senior Loan (i) — 0.4%
INDUSTRIALS — 0.4%
	Daseke Inc., Cov-Lite Term Loan, 1st Lien,11.500%,
3,196,875	03/03/28	3,202,869

	Total U.S. Senior Loan (Cost $3,204,575)	3,202,869

Contracts
Purchased Put Options(a) — 0.2%
3,000	Total Purchased Put Options (Cost $783,055)	1,395,000

Units		Value ($)
Rights — 0.0%
HEALTHCARE — 0.0%
171,486	Abiomed, Inc.	174,916
268,873	Novartis	104,860

		279,776

	Total Rights (Cost $–)	279,776

Warrants — 0.0%
HEALTHCARE — 0.0%
71,084	Apollomics, Expires 12/11/2027(a)	2,125

INFORMATION TECHNOLOGY — 0.0%
113,155	SMX Security Matters, Expires 03/10/2028(a)	1,120
198,080	Spectaire Holdings, Expires 10/20/2028(a)	4,972

		6,092

REAL ESTATE — 0.0%
12,612	Appreciate Holdings, Expires 12/02/2027(a)	—

SPECIAL PURPOSE ACQUISITION COMPANY — 0.0%
12,500	AltEnergy Acquisition, Expires 11/05/2028(a)	657
5,000	Blockchain Coinvestors Acquisition I, Expires 11/04/2028(a)	212
108,741	CERo Therapeutics Holdings, Expires 02/17/2029(a)	9,678
225,000	Energem, Expires 11/19/2026(a)	—
30,464	Everest Consolidator Acquisition, Expires 07/22/2028(a)	4,634
147,162	Integrated Rail and Resources Acquisition, Expires 11/15/2026(a)	751

		15,932

	Total Warrants (Cost $252,410)	24,149

Principal Amount ($)
Repurchase Agreement(j)(k) — 0.0%
6,064	RBC Dominion Securities dated 03/28/2024 to be repurchased on 04/01/2024, repurchase price $6,067 (collateralized by U.S. Government obligations, ranging in par value $1,215 - $6,185, 0.000% - 8.000%, 04/04/2024 – 03/01/2054; with total market value $6,185)	6,064

	Total Repurchase Agreement (Cost $6,064)	6,064

Shares
Cash Equivalents — 2.7%
MONEY MARKET FUND(l) — 2.7%
19,780,345	Dreyfus Treasury Obligations Cash Management, Institutional Class 5.200%	19,780,345

	Total Cash Equivalents (Cost $19,780,345)	19,780,345

Total Investments—97.9%		726,518,542

(Cost $714,809,602)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2024	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Securities Sold Short— (12.5)%
Common Stock — (12.5)%
ENERGY — (10.0)%
(164,992)	Chevron	(26,025,838)
(60,229)	Chord Energy	(10,735,217)
(133,316)	Equities	(4,942,024)
(215,638)	Exxon Mobil	(25,065,761)
(558,250)	Talos Energy, Inc. (m)	(7,776,423)

		(74,545,263)

FINANCIALS — (0.7)%
(117,690)	Brookfield Asset Management, Class A	(4,945,334)

HEALTH CARE — (1.3)%
(222,510)	Cerevel Therapeutics Holdings (m)	(9,405,497)

INDUSTRIALS — (0.5)%
(30,911)	McGrath RentCorp	(3,813,490)

	Total Common Stock (Proceeds $87,772,596)	(92,709,584)

	Total Securities Sold Short - (12.5)% (Proceeds $87,772,596)	(92,709,584)

Other Assets & Liabilities, Net - 14.6%(n)		108,366,496

Net Assets - 100.0%		742,175,454

(a)	Non-income producing security.
(b)

Securities (or a portion of securities) on loan. As of March 31, 2024, the fair value of securities loaned was $6,064. The loaned securities were secured with cash and/or securities collateral of $6,064. Collateral is calculated based on prior day’s prices.

(c)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $113,376,513.
(d)

Securities with a total aggregate value of $143,877, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $143,877, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2024. Please see Notes to Investment Portfolio.

(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Common Stock	11/18/2016	$1,760,196	$143,877	0.0%

(g)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2024, these securities amounted to $230,407,809 or 31.0% of net assets.

(h)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(i)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of March 31, 2024, the SOFR 1 Month and SOFR 3 Month rates were 5.44% and 5.56%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(j)	Tri-Party Repurchase Agreement.
(k)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2024 was $6,064.
(l)	Rate reported is 7 day effective yield.
(m)	No dividend payable on security sold short.
(n)	As of March 31, 2024, $88,231,856 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2024	NexPoint Merger Arbitrage Fund

Forward foreign currency contracts outstanding as of March 31, 2024, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	04/09/24	GBP	17,007,662	USD	21,609,696	$124,986
Goldman Sachs	04/19/24	NOK	104,277,022	USD	10,089,502	472,067
Goldman Sachs	04/19/24	NOK	94,675,877	USD	8,700,921	(31,004)

						$566,049

Purchased options contracts outstanding as of March 31, 2024 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
United States Steel Corporation	$40.00	Pershing	January 2025	3,000	$12,234,000	$783,055	$1,395,000

Written options contracts outstanding as of September 30, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
United States Steel Corporation	$47.00	Pershing	January 2025	(3,000)	$(12,234,000)	$(1,166,945)	$(2,655,000)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
United States Steel Corporation	$47.00	Pershing	January 2025	(3,000)	$(12,234,000)	$(1,727,945)	$(859,500)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2024	NexPoint Funds I

Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of March 31, 2024, each of which is non-diversified. This report includes information for the three months ended March 31, 2024 for NexPoint Event Driven Fund (the “Event Driven Fund”) and NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each a “Fund” and, collectively, the “Funds”).

On September 15, 2022, the Board of Trustees (the “Board”) of Highland Funds I approved a change of the Trust’s name from Highland Funds I to the NexPoint Funds I.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Funds’ valuation designee to perform the fair valuation determination for securities and other assets held by the Funds. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by NexPoint and approved by the Funds’ Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Asset Management, L.P. (“NexPoint”, “NAM”, or the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2024	NexPoint Funds I

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

As of March 31, 2024, the Funds’ investments consisted of common stocks, preferred stocks, senior loans, asset-backed securities, bonds and notes, exchange-traded funds, master limited partnerships, repurchase agreements, special purpose acquisition companies, cash equivalents, rights, warrants, securities sold short, forward foreign currency contracts and options. The fair value of the Funds’ common stocks, preferred stocks, other registered investment companies, rights, warrants, forward contracts and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2024	NexPoint Funds I

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The Event Driven Fund and Merger Arbitrage Fund did not have any affiliated issuers as of March 31, 2024.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.